COMBINED CONSOLIDATED BALANCE SHEETS (Parenthetical) - Oridinary Shares [Member] - £ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Stock, Par or Stated Value Per Share	£ 0.0001	£ 0.0001
Common Stock, Shares Authorized	423,495,449	256,365,817
Common Stock, Shares, Issued	336,327,587	208,260,754
Common Stock, Shares, Outstanding	336,327,587	208,260,754